Commitments - Additional Information (Detail) - USD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Li Cycle Holdings Corp [Member]
Commitments [line items]
Commited Purchase orders for equipments and services	$ 6.9	$ 4.2